Non-controlling Interest - Summary of Movements in Group's Significant Non-Controlling Interests (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance	$ 2,649,815	$ 4,543,410
Purchases/Sales	132,203	(1,185,236)
Cash Dividends		(148,894)
Share of Profit (loss) for the Year	110,994	(559,465)
Ending balance	2,893,012	2,649,815
Cobranzas Regionales S.A. [member]
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance	17,869	20,430
Share of Profit (loss) for the Year	(37,434)	(2,561)
Ending balance	(19,565)	17,869
Galicia Broker Asesores de Seguros S.A. [member]
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance	3	3
Ending balance	3	3
Galicia Retiro Compania de Seguros S.A. [member]
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance	3	3
Ending balance	3	3
Galicia Seguros S.A. [member]
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance	4	4
Ending balance	4	4
Ondara S.A. [member]
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance	9,299	10,882
Cash Dividends		80
Share of Profit (loss) for the Year	(939)	(1,663)
Ending balance	8,360	9,299
Tarjeta Naranja S.A. [member]
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance	2,292,912	4,178,765
Purchases/Sales		(1,185,236)
Cash Dividends		(211,415)
Share of Profit (loss) for the Year	233,816	(489,202)
Ending balance	2,526,728	2,292,912
Tarjetas Regionales S.A. [member]
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance	329,725	333,323
Purchases/Sales	132,203
Cash Dividends		62,441
Share of Profit (loss) for the Year	(69,375)	(66,039)
Ending balance	392,553	$ 329,725
Naranja Digital Compañía Financiera S.A.U. [member]
Disclosure Of Non Controlling Interests Movement [line items]
Share of Profit (loss) for the Year	(15,074)
Ending balance	$ (15,074)